Commitments and Contingencies	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Group has entered into operating lease agreements for certain offices. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year is included in Note 9.

The total future minimum lease payments under non-cancellable short-term leases with respect to the office as of September 30, 2024 are payable as follows:

Lease Commitment
Within 1 year	85
Total	85

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of September 30, 2024 and through the issuance date of these unaudited condensed consolidated financial statements.

Capital commitments

The Group’s capital commitments primarily relate to commitments on purchase of private and other clouds. Total capital commitment contracted but not yet reflected in the unaudited condensed consolidated financial statements as of September 30, 2024 was $8,480, which was expected to be paid within 1 year.